Revenue (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Revenue from Contracts with Customers

	Year ended December 31,
	2019	2020	2021
	NT$000	NT$000	NT$000
Revenue from contracts with customers	20,337,881	23,011,381	27,400,035

Summary of Contract Assets and Liabilities
The Group has recognized the following contract assets and liabilities in relation to revenue from contracts with customers:

	January 1, 2020	December 31, 2020	December 31, 2021
	NT$000	NT$000	NT$000
Contract assets	377,869	389,016	400,255

Contract liabilities (Advance payments)	1,231	—	—